PARENT COMPANY FINANCIAL INFORMATION - Condensed Statements of Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income	$ 18,567	$ 12,107
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation	825	739
(Decrease) increase in accrued interest payable	(146)	(195)
Net other operating expenses	2,203	(950)
Net cash provided by operating activities	29,703	11,454
INVESTING ACTIVITIES
Net cash used in investing activities	(260,755)	(260,073)
FINANCING ACTIVITIES
Repayment of subordinated notes	(4,500)	0
Issuance of common stock	165	86
Common stock dividends paid	(2,892)	(1,842)
Net cash provided by financing activities	430,101	218,291
Net increase (decrease) in cash and cash equivalents	199,049	(30,328)
Cash and cash equivalents at beginning of year	84,907	115,235
Cash and cash equivalents at end of year	283,956	84,907
Company
OPERATING ACTIVITIES
Net income	18,567	12,107
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiary	(16,913)	(11,467)
Stock-based compensation	825	739
(Decrease) increase in accrued interest payable	(27)	15
Net other operating expenses	(84)	(87)
Net cash provided by operating activities	2,368	1,307
INVESTING ACTIVITIES
Investment in equity securities	(360)	0
Net cash used in investing activities	(360)	0
FINANCING ACTIVITIES
Net proceeds of note payable	4,500	0
Repayment of subordinated notes	(4,500)	0
Issuance of common stock	21,123	86
Capital contribution to subsidiary	(20,000)	0
Common stock dividends paid	(2,892)	(1,842)
Net cash provided by financing activities	(1,769)	(1,756)
Net increase (decrease) in cash and cash equivalents	239	(449)
Cash and cash equivalents at beginning of year	161	610
Cash and cash equivalents at end of year	$ 400	$ 161